Schedule of Investments (unaudited)
December 31, 2020
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 85.2%
BlackRock Emerging Markets Fund, Inc., Class K	1,607,928	$ 51,405,471
BlackRock Technology Opportunities Fund, Class K(b)	485,429	31,664,549
iShares Core MSCI EAFE ETF	186,739	12,901,797
iShares Core S&P Small-Cap ETF	153,794	14,133,669
iShares Core S&P Total U.S. Stock Market ETF	1,597,777	137,760,333
iShares ESG Aware MSCI USA ETF	1,243,233	106,955,335
iShares MSCI EAFE Growth ETF	537,379	54,226,915
iShares MSCI USA Min Vol Factor ETF	243,361	16,519,345
iShares MSCI USA Value Factor ETF	348,402	30,279,618
iShares U.S. Medical Devices ETF	73,108	23,928,248
Master Advantage Large Cap Core Portfolio	$ 30,585,331	30,585,331
		510,360,611
Fixed-Income Funds — 14.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	537,593	5,580,212
iShares 1-3 Year Treasury Bond ETF	62,303	5,381,733
iShares 20+ Year Treasury Bond ETF	33,717	5,318,183
Master Total Return Portfolio	$ 71,920,925	71,920,925
		88,201,053
Total Long-Term Investments — 99.9% (Cost: $463,334,363)		598,561,664
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	1,448,211	$ 1,448,211
Total Short-Term Securities — 0.2% (Cost: $1,448,211)		1,448,211
Total Investments — 100.1% (Cost: $464,782,574)		600,009,875
Liabilities in Excess of Other Assets — (0.1)%		(589,321)
Net Assets — 100.0%		$ 599,420,554
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 34,101,812	$ 8,715,893	$ (235,531)	$ 29	$ 8,823,268	$ 51,405,471	1,607,928	$ 342,882	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,448,211(a)	—	—	—	1,448,211	1,448,211	141	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	5,463,985	(26,303)	84	142,446	5,580,212	537,593	36,602	12,661
BlackRock Technology Opportunities Fund, Class K	22,243,838	5,225,713	(136,217)	(2,096)	4,333,311	31,664,549	485,429	—	1,273,932

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF	$ —	$ 5,409,349	$ (25,909)	$ (15)	$ (1,692)	$ 5,381,733	62,303	$ 6,021	$ —
iShares 20+ Year Treasury Bond ETF	—	5,390,333	(25,177)	(461)	(46,512)	5,318,183	33,717	15,667	—
iShares Core MSCI EAFE ETF	17,354,913	1,323,430	(7,408,845)	247,196	1,385,103	12,901,797	186,739	108,784	—
iShares Core S&P Small-Cap ETF	21,774,179	1,340,570	(12,813,911)	615,859	3,216,972	14,133,669	153,794	36,392	—
iShares Core S&P Total U.S. Stock Market ETF	96,013,239	27,115,459	(645,138)	5,359	15,271,414	137,760,333	1,597,777	517,864	—
iShares ESG Aware MSCI USA ETF	63,024,146	33,581,582	(500,840)	3,426	10,847,021	106,955,335	1,243,233	343,881	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	22,756,425	62,558	(22,754,820)	298,903	(363,066)	—	—	49,747	—
iShares MSCI EAFE Growth ETF	47,650,062	5,660,661	(4,636,169)	658,492	4,893,869	54,226,915	537,379	179,448	—
iShares MSCI USA Min Vol Factor ETF	13,786,966	1,883,696	(73,834)	(349)	922,866	16,519,345	243,361	69,380	—
iShares MSCI USA Value Factor ETF	21,623,295	4,700,589	(150,385)	2,537	4,103,582	30,279,618	348,402	176,963	—
iShares U.S. Medical Devices ETF	19,637,994	2,518,590	(110,552)	(2,267)	1,884,483	23,928,248	73,108	28,050	—
iShares U.S. Treasury Bond ETF(b)	—	9,597,100	(9,615,858)	18,758	—	—	—	7,633	—
Master Advantage Large Cap Core Portfolio	38,989,357	—	(11,686,739)(a)(c)	811,622	2,471,091	30,585,331	$30,585,331	79,538	—

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 55,268,487	$ 15,688,881(a)(c)	$ —	$ 314,803	$ 648,754	$ 71,920,925	$71,920,925	$ 412,841	$ —
SL Liquidity Series, LLC, Money Market Series(b)	201,019	—	(205,859)(a)	4,821	19	—	—	619(d)	—
				$ 2,976,701	$ 58,532,929	$ 600,009,875		$ 2,412,453	$ 1,286,593
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 496,055,408	$ —	$ —	$ 496,055,408
Short-Term Securities
Money Market Funds	1,448,211	—	—	1,448,211
	$ 497,503,619	$ —	$ —	497,503,619
Investments Valued at NAV(a)				102,506,256
				$ 600,009,875
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 80/20 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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